Equity and Other Equity Items - Disclosure of Other Components of Equity (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about other components of equity [Line items]
Beginning balance	¥ 21,339,012	¥ 20,655,210
Other comprehensive income, net of tax	1,012,476	(508,645)
Ending balance	24,288,329	21,339,012
Net changes in revaluation of financial assets measured at fair value through other comprehensive income [Member]
Disclosure of detailed information about other components of equity [Line items]
Beginning balance	954,070	1,016,035
Other comprehensive income, net of tax	380,814	(58,946)
Reclassification to retained earnings	(31,321)	(4,935)
Other comprehensive income for the period attributable to non-controlling interests	(8,211)	1,916
Ending balance	1,295,351	954,070
Remeasurements of defined benefit plans [Member]
Disclosure of detailed information about other components of equity [Line items]
Beginning balance
Other comprehensive income, net of tax	221,409	(54,176)
Reclassification to retained earnings	(219,047)	55,580
Other comprehensive income for the period attributable to non-controlling interests	(2,362)	(1,404)
Ending balance	0
Exchange differences on translating foreign operations [Member]
Disclosure of detailed information about other components of equity [Line items]
Beginning balance	(368,520)
Other comprehensive income, net of tax	410,253	(395,523)
Reclassification to retained earnings	0
Other comprehensive income for the period attributable to non-controlling interests	(29,357)	27,002
Ending balance	12,375	(368,520)
Total other components of equity [Member]
Disclosure of detailed information about other components of equity [Line items]
Beginning balance	585,549	1,016,035
Other comprehensive income, net of tax	1,012,476	(508,645)
Reclassification to retained earnings	(250,369)	50,644
Other comprehensive income for the period attributable to non-controlling interests	(39,930)	27,514
Ending balance	¥ 1,307,726	¥ 585,549